Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Including Goodwill	INTANGIBLE ASSETS INCLUDING GOODWILL
Intangible Assets
The following tables present the company’s intangible asset balances by major asset class.

($ in millions)
At December 31, 2025:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,388	$(424)	$964
Client relationships	11,261	(5,602)	5,659
Completed technology	7,399	(4,096)	3,304
Patents/trademarks	2,030	(665)	1,365
Other (2)	139	(40)	99
Total	$22,218	$(10,827)	$11,391

($ in millions)
At December 31, 2024:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,282	$(492)	$790
Client relationships	9,704	(4,387)	5,317
Completed technology	6,297	(3,164)	3,132
Patents/trademarks	1,826	(519)	1,307
Other (2)	138	(24)	114
Total	$19,247	$(8,587)	$10,660
(1)Amounts at December 31, 2025 and 2024 include an increase in the net intangible asset balance of $182 million and a decrease in the net intangible asset balance of $126 million, respectively, due to foreign currency translation.
(2)Other intangibles are primarily acquired proprietary and nonproprietary technology licenses, data, business processes, methodologies and systems.
There was no impairment of intangible assets recorded in 2025 and 2024. The net carrying amount of intangible assets increased $731 million during the year ended December 31, 2025, primarily due to additions of acquired intangibles from business combinations of $2,491 million, primarily driven by the acquisition of HashiCorp in the first quarter of 2025, and additions of capitalized software, partially offset by intangible asset amortization. The aggregate intangible amortization expense was $2,737 million and $2,499 million for the years ended December 31, 2025 and 2024, respectively. In addition, in 2025 and 2024, respectively, the company retired $725 million and $923 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.
The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2025:

($ in millions)	Capitalized Software	Acquired Intangibles	Total
2026	$490	$2,283	$2,773
2027	333	2,245	2,578
2028	141	1,939	2,081
2029	0	1,254	1,254
2030	—	812	812
Thereafter	—	1,894	1,894
Goodwill
The changes in the goodwill balances by reportable segment for the years ended December 31, 2025 and 2024 are as follows:

($ in millions)
Segment	Balance at January 1, 2025	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2025
Software	$47,136	$5,004	$(8)	$—	$855	$52,987
Consulting	9,206	908	10	—	217	10,341
Infrastructure	4,363	—	0	0	26	4,389
Other	—	—	—	—	—	—
Total	$60,706	$5,912	$1	$0	$1,098	$67,717

($ in millions)
Segment	Balance at January 1, 2024	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2024
Software	$46,447	$1,511	$(51)	$—	$(770)	$47,136
Consulting	8,883	469	(3)	(1)	(142)	9,206
Infrastructure	4,384	8	(1)	—	(28)	4,363
Other (2)	464	—	—	(464)	—	—
Total	$60,178	$1,987	$(55)	$(465)	$(940)	$60,706
(1)Primarily driven by foreign currency translation.
(2)In the first quarter of 2024, the company derecognized goodwill related to the divestiture of The Weather Company assets. Refer to note E, "Acquisitions & Divestitures," for additional information.
Goodwill additions recorded in 2025 were primarily driven by the acquisition of HashiCorp. Refer to note E, "Acquisitions & Divestitures," for additional information.
There were no goodwill impairment losses recorded during 2025 or 2024, and the company has no accumulated impairment losses. Purchase price adjustments recorded in 2025 and 2024 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments recorded in 2025 and 2024 were not material.